Income Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Income Tax Expenses

The income tax expenses consist of the following components:

	For the six months ended March 31,
	2025	2024
Current income tax expenses	$340,441	—
Deferred income tax benefit	—	(215,161)
Total income tax expenses/(benefit)	$340,441	$(215,161)

Schedule of Group’s Actual Provision for Income Taxes and the Provision

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

	For the six months ended March 31,
	2015	2024
Loss before income tax expenses	$(2,746,918)	$(1,620,927)
Computed income tax benefit with statutory tax rate	(1,011,597)	(596,937)
Effect of preferential tax rate	(21,205)	3,967
Impact of different tax rates in other jurisdictions	821,728	220,869
Non-deductible expenses	2,988	1,366
Utilized tax gain	—	2,059
Changes in valuation allowance	548,527	153,515
Income tax expenses /(benefit)	$340,441	$(215,161)

Schedule of Significant Components of the Deferred Tax Assets

As of March 31, 2025 and September 30, 2024, the significant components of the deferred tax assets are summarized below:

	As of March 31, 2025	As of September 30, 2024
Deferred tax assets:
Allowance for credit loss	$1,297,689	$1,031,183
Net operating loss carried forward	620,662	233,840
Unrealized foreign exchange loss	(61,051)	45,440
Total deferred tax assets	1,857,300	1,310,463
Valuation allowance	(1,857,300)	(1,310,463)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of March 31, 2025	As of September 30, 2024
Valuation allowance:
Balance at beginning of the year	$1,310,463	$468,938
Additions	526,157	790,396
Loss utilized	—	—
Exchange difference	20,680	51,129
Balance at end of the year	$1,857,300	$1,310,463

Schedule of Net Operating Loss Carryforwards	As of March 31, 2025 net operating loss carryforwards will expire, if unused, in the following amounts:
2025	$—
2026	141,738
2027	498,343
2028	1,592,302
2029	1,676,253
Total	$3,908,636